Note 15 - Other Long-term Liabilities (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Retirement Indemnity Plans, France [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 627	€ 597
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	4
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	872	€ 944
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	€ 25